GOF P-4
                        SUPPLEMENT DATED FEBRUARY 1, 2008
                      TO THE CURRENTLY EFFECTIVE PROSPECTUS
                           OF EACH OF THE LISTED FUNDS

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                Franklin California Insured Tax-Free Income Fund
           Franklin California Intermediate-Term Tax-Free Income Fund
              Franklin California Limited-Term Tax-Free Income Fund
                    Franklin California Tax-Exempt Money Fund

                             FRANKLIN TAX-FREE TRUST
                  Franklin Florida Insured Tax-Free Income Fund
                      Franklin Insured Tax-Free Income Fund
               Franklin Massachusetts Insured Tax-Free Income Fund
                 Franklin Michigan Insured Tax-Free Income Fund
                 Franklin Minnesota Insured Tax-Free Income Fund
                   Franklin Ohio Insured Tax-Free Income Fund

The Prospectus is amended as follows:

I. On page 2 under the "Goals and Strategies - Main Investment Strategies" section, the second paragraph is revised as follows:

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

The Fund invests at least 80% of its net assets in insured municipal securities. Shareholders will be given 60 days' advance notice of any change to this 80% policy. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. Generally, the Fund buys insured municipal securities only if they are covered by policies issued by AAA-rated municipal bond insurers. There are currently seven municipal bond insurers with an AAA rating. Under unusual market conditions affecting the ratings of bond insurance companies, the Fund may purchase insured securities covered by policies issued by municipal bond insurers rated below AAA but not below A. The Fund pays insurance premiums either directly or indirectly, which increases the credit safety of its insured investments, but decreases its yield.

II. On page 2 under the "Goals and Strategies - Main Investment Strategies" section, the second paragraph is revised as follows:

FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND, FRANKLIN INSURED TAX-FREE INCOME FUND, FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND, FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND, FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND AND FRANKLIN OHIO INSURED TAX-FREE INCOME FUND

As a nonfundamental policy, under normal market conditions, each Fund invests at least 80% of its net assets in insured municipal securities. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. Generally, the Fund buys insured municipal securities only if they are covered by policies issued by AAA-rated municipal bond insurers. Currently, there are seven municipal bond insurers with an AAA rating. Under unusual market conditions affecting the ratings of bond insurance companies, the Fund may purchase insured securities covered by policies issued by municipal bond insurers rated below AAA but not below A. The Fund pays insurance premiums either directly or indirectly, which increases the credit safety of its insured investments, but decreases its yield.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.